(7) CONSUMERS, CONCESSIONAIRES AND LICENSEES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current Assets [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	R$ 5,318,975	R$ 4,848,552
Allowance for doubtful accounts	(333,396)	(300,601)
Total	4,985,578	4,547,951
Current Assets [Member] | Current [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	4,092,589
Current Assets [Member] | Past Due Until 90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	923,727
Current Assets [Member] | Past Due >90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	302,659
Current Assets [Member] | Residential [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	1,560,630	1,459,186
Current Assets [Member] | Residential [Member] | Current [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	862,310
Current Assets [Member] | Residential [Member] | Past Due Until 90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	623,993
Current Assets [Member] | Residential [Member] | Past Due >90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	74,327
Current Assets [Member] | Industrial [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	504,078	480,184
Current Assets [Member] | Industrial [Member] | Current [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	338,849
Current Assets [Member] | Industrial [Member] | Past Due Until 90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	77,400
Current Assets [Member] | Industrial [Member] | Past Due >90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	87,829
Current Assets [Member] | Commercial [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	498,499	466,483
Current Assets [Member] | Commercial [Member] | Current [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	365,729
Current Assets [Member] | Commercial [Member] | Past Due Until 90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	96,886
Current Assets [Member] | Commercial [Member] | Past Due >90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	35,884
Current Assets [Member] | Rural [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	149,864	123,392
Current Assets [Member] | Rural [Member] | Current [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	110,692
Current Assets [Member] | Rural [Member] | Past Due Until 90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	27,253
Current Assets [Member] | Rural [Member] | Past Due >90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	11,919
Current Assets [Member] | Public Administration [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	119,389	99,051
Current Assets [Member] | Public Administration [Member] | Current [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	87,233
Current Assets [Member] | Public Administration [Member] | Past Due Until 90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	28,149
Current Assets [Member] | Public Administration [Member] | Past Due >90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	4,007
Current Assets [Member] | Public Lighting [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	79,373	77,868
Current Assets [Member] | Public Lighting [Member] | Current [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	66,735
Current Assets [Member] | Public Lighting [Member] | Past Due Until 90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	6,890
Current Assets [Member] | Public Lighting [Member] | Past Due >90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	5,747
Current Assets [Member] | Public Utilities [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	124,655	121,840
Current Assets [Member] | Public Utilities [Member] | Current [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	99,803
Current Assets [Member] | Public Utilities [Member] | Past Due Until 90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	19,536
Current Assets [Member] | Public Utilities [Member] | Past Due >90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	5,317
Current Assets [Member] | Billed [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	3,036,488	2,828,004
Current Assets [Member] | Billed [Member] | Current [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	1,931,351
Current Assets [Member] | Billed [Member] | Past Due >90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	225,030
Current Assets [Member] | Unbilled [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	1,230,883	1,158,106
Current Assets [Member] | Unbilled [Member] | Current [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	1,230,883
Current Assets [Member] | Unbilled [Member] | Past Due Until 90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current
Current Assets [Member] | Unbilled [Member] | Past Due >90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current
Current Assets [Member] | Financing Of Consumers' Debts [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	247,431	224,903
Current Assets [Member] | Financing Of Consumers' Debts [Member] | Current [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	172,992
Current Assets [Member] | Financing Of Consumers' Debts [Member] | Past Due Until 90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	37,469
Current Assets [Member] | Financing Of Consumers' Debts [Member] | Past Due >90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	36,970
Current Assets [Member] | CCEE Transactions [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	350,354	175,176
Current Assets [Member] | CCEE Transactions [Member] | Current [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	319,728
Current Assets [Member] | CCEE Transactions [Member] | Past Due Until 90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	2,313
Current Assets [Member] | CCEE Transactions [Member] | Past Due >90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	28,313
Current Assets [Member] | Concessionaires And Licensees [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	403,628	428,361
Current Assets [Member] | Concessionaires And Licensees [Member] | Current [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	387,444
Current Assets [Member] | Concessionaires And Licensees [Member] | Past Due Until 90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	3,838
Current Assets [Member] | Concessionaires And Licensees [Member] | Past Due >90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	12,346
Current Assets [Member] | Others [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	50,191	34,002
Current Assets [Member] | Others [Member] | Current [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	50,191
Current Assets [Member] | Others [Member] | Past Due Until 90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current
Current Assets [Member] | Others [Member] | Past Due >90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current
Current [Member] | Billed [Member] | Past Due Until 90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	880,107
Non Current Assets [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent	713,068	752,795
Non Current Assets [Member] | Current [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent	407,166
Non Current Assets [Member] | Past Due Until 90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent	305,901
Non Current Assets [Member] | Past Due >90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent
Non Current Assets [Member] | Financing Of Consumers' Debts [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent	179,045	196,635
Non Current Assets [Member] | Financing Of Consumers' Debts [Member] | Current [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent	179,045
Non Current Assets [Member] | Financing Of Consumers' Debts [Member] | Past Due Until 90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent
Non Current Assets [Member] | Financing Of Consumers' Debts [Member] | Past Due >90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent
Non Current Assets [Member] | CCEE Transactions [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent	527,284	549,800
Non Current Assets [Member] | CCEE Transactions [Member] | Current [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent	221,382
Non Current Assets [Member] | CCEE Transactions [Member] | Past Due Until 90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent	305,901
Non Current Assets [Member] | CCEE Transactions [Member] | Past Due >90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent
Non Current Assets [Member] | Free Energy [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent	6,739	R$ 6,360
Non Current Assets [Member] | Free Energy [Member] | Current [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent	6,739
Non Current Assets [Member] | Free Energy [Member] | Past Due Until 90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent
Non Current Assets [Member] | Free Energy [Member] | Past Due >90 Days [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent